Prepayments and other assets	12 Months Ended
Mar. 31, 2021
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Prepayments and other assets
8. Prepayments and other assets
Prepayment and other assets consist of the following:

	As at
	March 31, 2021	March 31, 2020
Current:
Service tax and other tax receivables	$5,997	$5,953
Employee receivables	1,044	1,276
Advances to suppliers	2,667	1,602
Prepaid expenses	9,261	7,288
Other assets	4,242	5,880

Total	$23,211	$21,999

Non-current:
Deposits	$10,508	$9,491
Income tax assets	12,151	10,517
Service tax and other tax receivables	12,786	14,443
Other assets	4,587	1,501

Total	$40,032	$35,952